Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information [Text Block]

19 Supplemental cash flow information

Supplemental cash flow information	2022	2021
Shares issued to reduce shareholder loan	$-	$-
Shares issued to reduce accounts payable	205,000	139,082
Shares issued on convertible debt and interest conversion	-	19,450
Shares issued to reduce promissory note	90,000	-
Promissory note converted into shares	-	131,250
Shares and warrants issued for water rights	1,975,455	-
Accrued land and power project development costs through loans payable	-	669,260
Accrued power project development costs through accounts payable	82,424	73,317